PGIM US Real Estate Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	91 Months Ended		120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	14.42%	[1]	13.10%
FTSE NAREIT Equity REITs Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.73%	4.27%	5.96%	[1]	5.73%
A
Prospectus [Line Items]
Average Annual Return, Percent		6.58%	4.63%			6.12%
C
Prospectus [Line Items]
Average Annual Return, Percent		10.94%	5.02%			5.93%
Z
Prospectus [Line Items]
Average Annual Return, Percent		13.10%	6.08%			6.99%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.13%	4.69%			4.95%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.70%	4.19%			4.69%
R6
Prospectus [Line Items]
Average Annual Return, Percent		13.14%	6.09%	8.15%
Performance Inception Date	May 25, 2017

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.